SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 99.6%	Shares	Value
Advertising - 0.3%
The Interpublic Group of Companies, Inc. (1)	4,162	$134,141

Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	353	50,119
HEICO Corp. (1)	508	72,669
Hexcel Corp. (1)	1,449	83,245
Howmet Aerospace, Inc.	3,954	141,435
Spirit AeroSystems Holdings, Inc.	1,251	39,306
		386,774
Agriculture - 0.7%
Bunge Ltd.	1,545	182,804
Darling Ingredients, Inc. (1)(2)	1,939	155,256
		338,060
Airlines - 0.7%
Alaska Air Group, Inc. (2)	1,895	91,453
American Airlines Group, Inc. (2)	8,805	157,345
JetBlue Airways Corp. (2)	6,394	68,672
		317,470
Apparel - 1.3%
Capri Holdings Ltd. (2)	2,089	101,818
Columbia Sportswear Co. (1)	769	59,813
Deckers Outdoor Corp. (2)	263	70,631
Hanesbrands, Inc. (1)	6,078	72,146
PVH Corp.	752	53,294
Ralph Lauren Corp. - Class A (1)	639	64,597
Skechers U.S.A., Inc. - Class A (1)(2)	2,368	93,299
Tapestry, Inc. (1)	3,779	130,375
		645,973
Auto Parts & Equipment - 0.5%
BorgWarner, Inc.	2,830	114,106
Gentex Corp. (1)	1,782	55,384
Lear Corp. (1)	631	88,946
		258,436
Banks - 3.1%
Bank OZK (1)	1,071	44,414
BOK Financial Corp.	553	47,652
Cadence Bank	1,933	51,669
Comerica, Inc.	1,122	93,362
Commerce Bancshares, Inc. (1)	981	67,866
Cullen/Frost Bankers, Inc.	547	68,364
East West Bancorp, Inc.	1,271	93,469
First Citizens BancShares, Inc. - Class A	122	85,449
First Financial Bankshares, Inc.	1,138	46,931
First Horizon National Corp.	4,048	92,416
Glacier Bancorp, Inc. (1)	891	43,133
Pinnacle Financial Partners, Inc.	683	55,610
Prosperity Bancshares, Inc.	687	49,807
Signature Bank	611	132,141
SouthState Corp.	889	71,849
Synovus Financial Corp. (1)	1,260	53,739
UMB Financial Corp.	418	38,602
United Bankshares, Inc. (1)	963	36,170
Valley National Bancorp	3,445	43,786
Webster Financial Corp.	1,707	83,797
Western Alliance Bancorp (1)	1,247	101,468
Wintrust Financial Corp. (1)	497	43,433
Zions Bancorp N.A. (1)	1,388	79,172
		1,524,299
Beverages - 0.2%
Molson Coors Brewing Co. - Class B (1)	1,998	111,568

Biotechnology - 2.7%
Apellis Pharmaceuticals, Inc. (2)	822	34,072
Arrowhead Pharmaceuticals, Inc. (1)(2)	1,329	44,335
Biohaven Pharmaceutical Holding Co. Ltd. (2)	2,067	297,090
Blueprint Medicines Corp. (2)	380	20,900
Exelixis, Inc. (2)	3,849	70,552
Guardant Health, Inc. (2)	1,056	43,275
Halozyme Therapeutics, Inc. (1)(2)	1,927	88,604
Intra-Cellular Therapies, Inc. (1)(2)	2,857	163,992
Ionis Pharmaceuticals, Inc. (2)	1,216	44,408
Mirati Therapeutics, Inc. (2)	1,633	63,948
Novavax, Inc. (1)(2)	1,189	65,787
Royalty Pharma PLC - Class A	4,682	192,618
Sarepta Therapeutics, Inc. (2)	910	66,266
Ultragenyx Pharmaceutical, Inc. (1)(2)	619	29,031
United Therapeutics Corp. (2)	408	93,979
		1,318,857
Building Materials - 1.7%
Armstrong World Industries, Inc.	608	50,768
Builders FirstSource, Inc. (1)(2)	3,739	243,371
Eagle Materials, Inc. (1)	321	41,910
Fortune Brands Home & Security, Inc.	1,168	81,001
Lennox International, Inc.	355	74,159
Louisiana-Pacific Corp. (1)	933	64,433
MDU Resources Group, Inc. (1)	1,691	46,300
Mohawk Industries, Inc. (2)	479	67,759
Owens Corning	1,109	105,998
Trex Co., Inc. (2)	1,191	75,891
		851,590
Chemicals - 2.0%
Ashland Global Holdings, Inc.	582	62,286
Axalta Coating Systems Ltd. (2)	2,127	57,769
Element Solutions, Inc.	3,038	64,679
Huntsman Corp. (1)	2,723	98,709
Olin Corp.	1,931	127,040
Rogers Corp. (2)	171	45,380
RPM International, Inc.	1,118	98,496
The Chemours Co. (1)	1,501	64,678
Valvoline, Inc.	1,754	58,689
Westlake Corp.	2,071	273,600
		951,326
Commercial Services - 5.4%
ADT, Inc.	10,952	81,921
Affirm Holdings, Inc. - Class A (1)(2)	1,799	51,271
ASGN, Inc. (2)	430	40,949
Avis Budget Group, Inc. (2)	832	158,313
Bright Horizons Family Solutions, Inc. (2)	1,048	94,896
Dun & Bradstreet Holdings, Inc. (2)	12,277	212,024
Euronet Worldwide, Inc. (2)	1,985	240,503
FTI Consulting, Inc. (2)	303	50,904
GXO Logistics, Inc. (1)(2)	2,135	115,866
HealthEquity, Inc. (2)	524	32,792
Hertz Global Holdings, Inc. (1)(2)	7,686	154,258
ManpowerGroup, Inc.	1,467	131,458
Nielsen Holdings PLC	8,807	225,107
Paylocity Holding Corp. (2)	551	96,348
Quanta Services, Inc. (1)	1,425	169,575
R1 RCM, Inc. (1)(2)	2,990	64,195
Robert Half International, Inc.	1,242	111,966
Service Corp. International	1,385	96,991
Terminix Global Holdings, Inc. (2)	1,660	72,061
Toast, Inc. - Class A (2)	3,849	62,508
TriNet Group, Inc. (2)	570	44,768
WEX, Inc. (2)	1,265	215,404
WillScot Mobile Mini Holdings Corp. (1)(2)	2,945	105,225
		2,629,303
Computers - 2.6%
Amdocs Ltd.	1,003	87,151
CACI International, Inc. (2)	202	56,635
DXC Technology Co. (1)(2)	3,042	107,139
Genpact Ltd.	1,678	74,453
KBR, Inc. (1)	4,480	222,925
Lumentum Holdings, Inc. (1)(2)	611	52,595
Maximus, Inc. (1)	579	37,571
NCR Corp. (2)	5,779	200,473
Parsons Corp. (2)	865	33,770
Pure Storage, Inc. (2)	4,763	113,026
Qualys, Inc. (2)	371	48,482
Rapid7, Inc. (1)(2)	683	48,404
Science Applications International Corp.	472	40,856
Tenable Holdings, Inc. (2)	1,303	65,541
Thoughtworks Holding, Inc. (2)	2,776	48,053
Varonis Systems, Inc. (2)	1,472	48,679
		1,285,753
Cosmetics & Personal Care - 0.1%
Coty, Inc. (2)	8,407	59,606

Distribution & Wholesale - 1.1%
IAA, Inc. (2)	1,335	52,105
Pool Corp. (1)	418	166,623
SiteOne Landscape Supply, Inc. (2)	459	61,630
Univar Solutions, Inc. (2)	2,984	91,669
Watsco, Inc.	321	82,057
WESCO International, Inc. (1)(2)	772	96,948
		551,032
Diversified Financial Services - 2.7%
Affiliated Managers Group, Inc.	431	57,590
Air Lease Corp.	1,026	38,588
Ally Financial, Inc.	2,912	128,244
Credit Acceptance Corp. (1)(2)	118	70,247
Evercore, Inc. - Class A (1)	409	46,708
Interactive Brokers Group, Inc. - Class A	1,014	62,401
Invesco Ltd.	4,416	85,405
Jefferies Financial Group, Inc.	2,448	80,833
Lazard Ltd.	1,026	36,177
LPL Financial Holdings, Inc.	930	182,457
OneMain Holdings, Inc.	1,039	45,778
SEI Investments Co.	1,206	70,467
SLM Corp.	2,086	40,865
Stifel Financial Corp.	1,029	66,031
The Western Union Co.	3,416	61,966
Tradeweb Markets, Inc. - Class A	1,352	91,409
Upstart Holdings, Inc. (1)(2)	3,314	167,026
		1,332,192
Electric - 1.8%
Black Hills Corp.	585	44,846
Hawaiian Electric Industries, Inc.	950	41,011
IDACORP, Inc.	434	47,315
NRG Energy, Inc.	6,555	301,792
OGE Energy Corp.	3,763	155,412
Ormat Technologies, Inc.	460	38,622
Pinnacle West Capital Corp.	927	71,982
PNM Resources, Inc.	768	36,503
Portland General Electric Co.	893	43,980
Vistra Corp.	3,806	100,364
		881,827
Electrical Components & Equipment - 0.7%
Acuity Brands, Inc.	307	53,731
Generac Holdings, Inc. (1)(2)	715	176,662
Littelfuse, Inc.	258	69,712
Universal Display Corp.	468	59,113
		359,218
Electronics - 2.2%
Allegion PLC	710	79,271
Arrow Electronics, Inc. (2)	585	70,580
Coherent, Inc. (2)	402	108,926
Hubbell, Inc.	419	79,551
II-VI, Inc. (1)(2)	976	61,000
Jabil, Inc. (1)	1,513	93,080
National Instruments Corp.	1,437	50,755
nVent Electric PLC	2,972	105,209
Sensata Technologies Holding PLC	1,819	87,367
SYNNEX Corp.	1,133	117,662
Trimble, Inc. (2)	2,356	160,326
Woodward, Inc.	580	58,934
		1,072,661
Energy - Alternate Sources - 0.8%
Enviva, Inc.	442	34,427
First Solar, Inc. (2)	768	54,229
NextEra Energy Partners LP (1)	1,094	78,385
Plug Power, Inc. (1)(2)	8,182	151,203
Sunrun, Inc. (1)(2)	2,445	63,864
		382,108
Engineering & Construction - 0.7%
AECOM	1,317	91,992
EMCOR Group, Inc.	569	60,104
Exponent, Inc.	532	48,088
MasTec, Inc. (1)(2)	765	63,946
TopBuild Corp. (1)(2)	308	60,756
		324,886
Entertainment - 3.2%
AMC Entertainment Holdings, Inc. (1)(2)	9,453	135,556
Caesars Entertainment, Inc. (2)	5,271	264,446
Churchill Downs, Inc.	1,226	248,179
DraftKings, Inc. - Class A (1)(2)	5,964	80,812
Light & Wonder, Inc. (2)	2,458	129,782
Marriott Vacations Worldwide Corp. (1)	1,259	185,980
Penn National Gaming, Inc. (1)(2)	2,198	70,248
SeaWorld Entertainment, Inc. (2)	2,448	132,633
Vail Resorts, Inc.	1,215	306,435
		1,554,071
Environmental Control - 0.8%
Clean Harbors, Inc. (2)	562	52,491
Evoqua Water Technologies Corp. (2)	1,238	44,061
Pentair PLC	1,571	78,817
Stericycle, Inc. (1)(2)	2,515	127,133
Tetra Tech, Inc. (1)	497	67,080
		369,582
Food - 2.0%
Albertsons Cos, Inc. (1)	4,240	129,532
Flowers Foods, Inc.	1,790	49,404
Ingredion, Inc.	867	82,096
Lamb Weston Holdings, Inc.	1,385	93,598
Lancaster Colony Corp.	248	30,231
Performance Food Group Co. (2)	4,915	213,016
Pilgrim’s Pride Corp. (2)	5,942	197,988
Post Holdings, Inc. (1)(2)	988	81,243
US Foods Holding Corp. (2)	3,448	114,198
		991,306
Food Service - 0.5%
Aramark	7,240	249,563

Gas - 1.3%
National Fuel Gas Co.	1,425	104,780
NiSource, Inc.	11,438	359,725
ONE Gas, Inc.	479	41,683
Southwest Gas Holdings, Inc.	581	54,108
UGI Corp. (1)	1,966	84,027
		644,323
Hand & Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	554	75,244
MSA Safety, Inc.	904	115,251
Regal Rexnord Corp.	928	115,954
		306,449
Healthcare - Products - 4.2%
10X Genomics, Inc. - Class A (2)	1,269	64,960
Avantor, Inc. (2)	8,122	260,229
Bio-Techne Corp. (1)	429	158,614
Bruker Corp.	1,421	88,784
DENTSPLY SIRONA, Inc.	3,735	147,757
Envista Holdings Corp. (1)(2)	2,893	124,515
Globus Medical, Inc. - Class A (2)	935	62,271
Henry Schein, Inc. (2)	1,338	114,586
ICU Medical, Inc. (2)	238	43,230
Inspire Medical Systems, Inc. (2)	464	82,049
Integra LifeSciences Holdings Corp. (1)(2)	808	50,613
Masimo Corp. (2)	477	66,985
Omnicell, Inc. (1)(2)	466	51,801
Penumbra, Inc. (2)	1,170	171,897
QuidelOrtho Corp. (1)(2)	346	32,880
Repligen Corp. (1)(2)	792	130,260
Shockwave Medical, Inc. (2)	2,028	333,018
Tandem Diabetes Care, Inc. (2)	1,210	82,486
		2,066,935
Healthcare - Services - 2.0%
Acadia Healthcare Co., Inc. (1)(2)	849	60,423
agilon health, Inc. (1)(2)	3,427	65,456
Amedisys, Inc. (2)	312	36,164
Charles River Laboratories International, Inc. (2)	558	130,617
Chemed Corp.	117	56,675
Encompass Health Corp.	899	58,920
LHC Group, Inc. (2)	271	45,165
Medpace Holdings, Inc. (1)(2)	343	49,131
Oak Street Health, Inc. (1)(2)	2,700	50,976
Sotera Health Co. (2)	4,628	98,576
Surgery Partners, Inc. (1)(2)	1,011	39,631
Syneos Health, Inc. (2)	1,167	86,230
Teladoc Health, Inc. (1)(2)	3,529	120,304
Tenet Healthcare Corp. (2)	1,146	74,158
		972,426
Home Builders - 0.2%
Thor Industries, Inc. (1)	614	46,646
Toll Brothers, Inc. (1)	1,118	56,425
		103,071
Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	509	39,509
Leggett & Platt, Inc. (1)	1,180	46,221
Tempur Sealy International, Inc. (1)	1,815	47,861
		133,591
Household Products & Wares - 0.4%
Avery Dennison Corp.	681	117,513
Helen of Troy Ltd. (2)	208	38,520
Reynolds Consumer Products, Inc. (1)	1,741	47,390
		203,423
Housewares - 0.3%
Newell Brands, Inc. (1)	4,256	91,249
The Scotts Miracle-Gro Co. (1)	444	42,011
		133,260
Insurance - 3.5%
Alleghany Corp. (2)	275	229,289
American Financial Group, Inc.	623	88,030
Assurant, Inc.	489	86,401
Axis Capital Holdings Ltd.	1,172	68,644
Equitable Holdings, Inc.	7,772	236,346
Erie Indemnity Co. - Class A	380	63,745
Essent Group Ltd. (1)	939	40,180
Fidelity National Financial, Inc.	2,873	121,528
First American Financial Corp.	978	59,257
Kinsale Capital Group, Inc.	251	55,190
Lincoln National Corp.	1,821	105,491
MGIC Investment Corp.	2,503	34,867
Old Republic International Corp.	3,235	77,381
Primerica, Inc.	368	46,368
Radian Group, Inc.	1,344	28,909
Reinsurance Group of America, Inc.	636	80,041
RLI Corp.	384	46,510
Selective Insurance Group, Inc.	527	41,791
The Hanover Insurance Group, Inc.	296	43,394
Unum Group (2)	1,646	59,997
Voya Financial, Inc. (1)	1,559	106,963
		1,720,322
Internet - 1.4%
Anaplan, Inc. (1)(2)	1,478	96,957
Chewy, Inc. - Class A (1)(2)	1,076	26,685
IAC/InterActiveCorp - Class A (2)	770	65,681
Mandiant, Inc. (2)	1,674	36,912
Opendoor Technologies, Inc. (2)	13,739	99,333
Robinhood Markets, Inc. - Class A (1)(2)	6,321	63,589
Wayfair, Inc. - Class A (1)(2)	534	31,714
Zendesk, Inc. (2)	1,428	130,591
Zillow Group, Inc. - Class C (2)	3,395	135,460
		686,922
Iron & Steel - 2.7%
Cleveland-Cliffs, Inc. (2)	27,109	628,387
Commercial Metals Co. (1)	1,413	56,138
Reliance Steel & Aluminum Co.	852	165,629
Steel Dynamics, Inc.	3,769	321,797
United States Steel Corp. (1)	6,388	160,147
		1,332,098
Leisure Time - 1.1%
Brunswick Corp.	758	57,024
Harley-Davidson, Inc. (1)	4,302	151,344
Norwegian Cruise Line Holdings Ltd. (1)(2)	3,546	56,772
Peloton Interactive, Inc. - Class A (2)	2,377	33,183
Planet Fitness, Inc. - Class A (2)	1,798	126,525
Polaris, Inc. (1)	676	72,028
YETI Holdings, Inc. (2)	877	40,123
		536,999
Lodging - 1.2%
Boyd Gaming Corp.	2,026	119,068
Choice Hotels International, Inc.	751	96,045
Hilton Grand Vacations, Inc. (2)	3,397	155,413
Wyndham Hotels & Resorts, Inc. (1)	1,152	92,310
Wynn Resorts Ltd. (2)	1,899	125,524
		588,360
Machinery - Construction & Mining - 0.3%
BWX Technologies, Inc.	762	39,014
Oshkosh Corp.	605	56,211
Vertiv Holdings Co.	4,551	50,015
		145,240
Machinery - Diversified - 1.8%
AGCO Corp.	761	97,507
Chart Industries, Inc. (1)(2)	431	75,804
Cognex Corp.	1,789	86,623
Crane Holdings Co. (1)	1,122	107,331
Esab Corp.	1	50
Flowserve Corp.	1,297	40,855
Gates Industrial Corp. PLC (2)	3,427	43,729
Graco, Inc.	1,603	101,470
Nordson Corp.	532	115,912
The Middleby Corp. (1)(2)	555	84,060
The Toro Co.	933	76,963
Zurn Water Solutions Corp.	1,196	34,469
		864,773
Media - 1.1%
Cable One, Inc.	64	83,398
DISH Network Corp. - Class A (2)	2,648	60,454
Endeavor Group Holdings, Inc. - Class A (2)	4,419	100,400
Fox Corp. - Class A	2,813	99,890
News Corp. - Class A	3,989	69,408
Nexstar Media Group, Inc. (1)	342	59,925
The New York Times Co. - Class A	1,700	58,633
		532,108
Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc. (1)	977	106,991
RBC Bearings, Inc. (1)(2)	327	60,949
The Timken Co.	638	38,963
Valmont Industries, Inc.	193	49,553
		256,456
Mining - 1.3%
Alcoa Corp. (1)	5,159	318,413
MP Materials Corp. (2)	5,843	230,390
Royal Gold, Inc.	601	67,961
		616,764
Miscellaneous Manufacturers - 0.8%
A.O. Smith Corp. - Class A (1)	1,305	78,457
Axon Enterprise, Inc. (2)	571	57,877
Carlisle Companies, Inc.	480	122,126
Donaldson Co., Inc.	1,123	58,710
ITT, Inc.	1,014	74,853
		392,023
Oil & Gas - 7.7%
Antero Resources Corp. (1)(2)	10,912	467,907
APA Corp.	6,166	289,864
Chesapeake Energy Corp.	1,412	137,501
Civitas Resources, Inc. (1)	3,189	243,480
EQT Corp. (1)	9,016	430,243
Helmerich & Payne, Inc. (1)	965	48,588
HF Sinclair Corp.	3,214	157,807
Marathon Oil Corp.	12,980	407,961
Matador Resources Co.	2,555	155,599
Murphy Oil Corp.	5,332	226,183
Ovintiv, Inc.	4,278	239,525
PDC Energy, Inc. (1)	2,127	168,331
Range Resources Corp. (2)	5,345	181,463
Southwestern Energy Co. (1)(2)	48,672	443,889
Texas Pacific Land Corp. (1)	100	156,599
		3,754,940
Oil & Gas Services - 0.2%
NOV, Inc. (1)	4,025	80,500

Packaging & Containers - 1.2%
AptarGroup, Inc.	568	60,827
Berry Global Group, Inc. (1)(2)	1,226	71,512
Crown Holdings, Inc.	1,337	139,636
Graphic Packaging Holding Co.	3,337	74,282
Sealed Air Corp.	1,319	82,015
Silgan Holdings, Inc.	960	42,058
Sonoco Products Co.	1,940	113,432
		583,762
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (2)	1,007	150,728
Neurocrine Biosciences, Inc. (2)	972	90,872
Option Care Health, Inc. (2)	4,888	148,400
Organon & Co. (1)	1,762	66,885
Perrigo Co. PLC	1,815	72,346
		529,231
Pipelines - 2.1%
Antero Midstream Corp.	5,796	62,945
DT Midstream, Inc.	815	47,351
New Fortress Energy, Inc. (1)	6,896	321,285
Targa Resources Corp.	8,322	599,350
		1,030,931
Private Equity - 1.7%
Ares Management Corp.	4,430	315,283
The Carlyle Group, Inc.	12,752	491,335
		806,618
Real Estate - 0.4%
Jones Lang LaSalle, Inc. (2)	500	98,660
The Howard Hughes Corp. (1)(2)	1,022	85,981
		184,641
Real Estate Investment Trusts (REITs) - 7.6%
AGNC Investment Corp. (1)	16,772	205,122
Agree Realty Corp. (1)	748	52,038
American Campus Communities, Inc.	1,778	115,570
American Homes 4 Rent - Class A	3,491	129,027
Americold Realty Trust, Inc. (1)	2,399	66,428
Annaly Capital Management, Inc. (1)	12,834	84,833
Apartment Income REIT Corp.	1,994	89,451
Blackstone Mortgage Trust, Inc. - Class A (1)	1,678	52,203
Brixmor Property Group, Inc.	2,710	66,070
Camden Property Trust	1,034	148,369
Cousins Properties, Inc. (1)	1,221	42,186
CubeSmart	2,313	102,998
Douglas Emmett, Inc.	1,624	45,911
EastGroup Properties, Inc. (1)	418	67,528
Equity LifeStyle Properties, Inc.	1,780	134,746
Federal Realty Investment Trust	707	81,284
First Industrial Realty Trust, Inc.	1,159	61,601
Gaming and Leisure Properties, Inc.	2,127	99,586
Healthcare Realty Trust, Inc. (1)	1,042	30,291
Healthcare Trust of America, Inc.	2,093	62,895
Highwoods Properties, Inc.	841	33,043
Independence Realty Trust, Inc.	4,374	102,833
Kilroy Realty Corp.	1,100	66,770
Kimco Realty Corp. (1)	5,234	123,784
Lamar Advertising Co. - Class A	843	82,572
Life Storage, Inc.	980	114,425
Medical Properties Trust, Inc. (1)	6,037	112,167
National Retail Properties, Inc. (1)	1,524	67,513
National Storage Affiliates Trust	1,180	61,891
New Residential Investment Corp.	6,691	75,608
Omega Healthcare Investors, Inc. (1)	2,212	65,851
PS Business Parks, Inc.	211	39,590
Rayonier, Inc.	4,537	187,015
Regency Centers Corp. (1)	2,549	173,867
Rexford Industrial Realty, Inc. (1)	1,753	111,964
Ryman Hospitality Properties, Inc. (2)	960	85,718
SL Green Realty Corp. (1)	453	27,982
Spirit Realty Capital, Inc.	2,878	120,847
STAG Industrial, Inc. - Class A	1,618	53,879
Starwood Property Trust, Inc. (1)	2,746	65,602
STORE Capital Corp.	2,729	75,293
Terreno Realty Corp.	769	46,686
Vornado Realty Trust (1)	1,863	65,130
		3,698,167
Retail - 3.9%
AutoNation, Inc. (1)(2)	596	71,258
Bath & Body Works, Inc. (1)	1,810	74,246
BJ’s Wholesale Club Holdings, Inc. (2)	1,163	67,303
Carvana Co. - Class A (1)(2)	2,107	62,030
Casey’s General Stores, Inc.	394	82,559
Dick’s Sporting Goods, Inc. (1)	606	49,225
Five Below, Inc. (2)	731	95,461
Floor & Decor Holdings, Inc. (1)(2)	1,105	83,361
Freshpet, Inc. (2)	407	29,292
GameStop Corp. (1)(2)	726	90,561
Kohl’s Corp. (1)	2,157	86,970
Lithia Motors, Inc. - Class A (1)	412	125,442
Macy’s, Inc. (1)	3,206	75,822
MSC Industrial Direct Co., Inc. - Class A	407	34,567
Murphy USA, Inc. (1)	245	61,034
Nordstrom, Inc. (1)	2,404	63,538
Olaplex Holdings, Inc. (2)	15,801	254,712
Penske Automotive Group, Inc. (1)	673	77,489
RH (2)	233	67,589
Texas Roadhouse, Inc.	1,363	106,273
The Gap, Inc. (1)	5,072	55,944
The Wendy’s Co.	1,977	36,851
Victoria’s Secret & Co. (1)(2)	1,745	71,912
Williams-Sonoma, Inc.	661	84,555
		1,907,994
Savings & Loans - 0.2%
New York Community Bancorp, Inc. (1)	4,257	42,485
TFS Financial Corp.	2,047	30,746
		73,231
Semiconductors - 1.9%
Azenta, Inc.	623	47,747
Cirrus Logic, Inc. (2)	494	40,281
CMC Materials, Inc.	374	66,176
Entegris, Inc.	1,290	143,138
IPG Photonics Corp. (2)	443	46,732
Lattice Semiconductor Corp. (2)	1,566	81,463
MKS Instruments, Inc.	512	63,232
Monolithic Power Systems, Inc.	513	231,050
Semtech Corp. (2)	679	43,517
Silicon Laboratories, Inc. (1)(2)	242	36,097
Synaptics, Inc. (1)(2)	498	73,764
Wolfspeed, Inc. (2)	1,036	77,938
		951,135
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	322	67,768

Software - 6.1%
Alteryx, Inc. - Class A (2)	365	20,312
AppLovin Corp. - Class A (2)	10,392	396,039
Aspen Technology, Inc. (2)	161	31,078
Avalara, Inc. (2)	900	76,203
Bentley Systems, Inc. - Class B (1)	3,163	108,744
Bill.com Holdings, Inc. (1)(2)	1,219	144,135
Blackline, Inc. (1)(2)	526	38,514
CDK Global, Inc.	918	49,994
Ceridian HCM Holding, Inc. (2)	955	53,767
Change Healthcare, Inc. (2)	8,160	196,574
Concentrix Corp.	517	80,078
Coupa Software, Inc. (2)	751	51,661
Datto Holding Corp. (2)	1,846	64,813
DigitalOcean Holdings, Inc. (1)(2)	2,744	134,044
Doximity, Inc. - Class A (2)	1,952	68,300
Dropbox, Inc. - Class A (2)	3,475	72,419
Dynatrace, Inc. (2)	3,603	135,725
Elastic NV (2)	1,179	72,685
Fair Isaac Corp. (2)	235	96,244
Five9, Inc. (2)	964	93,228
Guidewire Software, Inc. (2)	557	44,527
Informatica, Inc. - Class A (1)(2)	3,597	73,379
Manhattan Associates, Inc. (2)	587	70,986
nCino, Inc. (1)(2)	1,021	33,356
Nutanix, Inc. (2)	2,168	35,122
Pegasystems, Inc. (1)	1,008	49,936
Procore Technologies, Inc. (2)	1,121	51,006
PTC, Inc. (2)	1,213	141,351
RingCentral, Inc. - Class A (2)	802	50,638
Sailpoint Technologies Holdings, Inc. (2)	624	39,587
SentinelOne, Inc. - Class A (2)	2,910	69,229
Smartsheet, Inc. (2)	1,150	40,998
Take-Two Interactive Software, Inc. (1)(2)	1,085	135,109
Teradata Corp. (2)	980	37,661
UiPath, Inc. - Class A (2)	3,552	60,633
Workiva, Inc. - Class A (1)(2)	480	35,045
Ziff Davis, Inc. (1)(2)	428	32,674
		2,985,794
Telecommunications - 0.8%
Ciena Corp. (2)	1,272	64,643
Frontier Communications Parent, Inc. (2)	5,639	146,219
Iridium Communications, Inc. (2)	1,880	69,767
Juniper Networks, Inc.	3,570	109,528
		390,157
Toys, Games & Hobbies - 0.2%
Mattel, Inc. (2)	4,401	110,553

Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc.	1,562	75,976
Landstar System, Inc.	412	62,389
Saia, Inc. (2)	248	49,002
XPO Logistics, Inc. (2)	1,076	57,502
		244,869
Water - 0.3%
Essential Utilities, Inc.	2,632	121,756

Total Common Stocks
(Cost $50,935,818)		48,639,192

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 0.658% (3)	130,707	130,707
Total Short-Term Investments
(Cost $130,707)		130,707

Investments Purchased With Collateral From Securities Lending - 27.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (4)	13,539,169	13,539,169
Total Investments Purchased With Collateral From Securities Lending
(Cost $13,539,169)		13,539,169

Total Investments in Securities - 127.6%
(Cost $64,605,693)		62,309,068
Liabilities in Excess of Other Assets - (27.6)%		(13,494,496)
Total Net Assets - 100.0%		$48,814,572

(1)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $12,989,064 or 26.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2) Non-income producing security.
(3)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(4)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$48,639,192	$–	$–	$48,639,192
Short-Term Investments	–	130,707	–	–	130,707
Investments Purchased With Collateral From Securities Lending (2)	13,539,169	–	–	–	13,539,169
Total Investments in Securities	$13,539,169	$48,769,899	$–	$–	$62,309,068

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.